Expense Example - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Leveraged Company Stock Fund - Class A
Expense Example:
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Leveraged Company Stock Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,894
Fidelity Advisor Leveraged Company Stock Fund - Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Leveraged Company Stock Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786